UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X ]; Amendment Number: 0000040417-12-000085 This Amendment (Check only one.): [X ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY  October 22, 2012


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $971550000



List of Other Included Managers:

No.   13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd. ADR                   COM              000375204    22440  1200000 SH       Sole                  1200000
Adams Express                  COM              006212104     1589   140091 SH       Sole                   140091
Alpha Natural Resources, Inc   COM              02076X102     5044   767700 SH       Sole                   767700
American Express Company       COM              025816109    17911   315000 SH       Sole                   315000
Aon Corporation                COM              G0408V102    17281   330492 SH       Sole                   330492
Apache Corporation             COM              037411105    25636   296478 SH       Sole                   296478
Apple Inc.                     COM              037833100    33355    50000 SH       Sole                    50000
Arch Capital Group Ltd.        COM              G0450A105    35810   860000 SH       Sole                   860000
ASML Holding N.V.              COM              N07059186    26840   500000 SH       Sole                   500000
Berkshire Hathaway Inc. Class  COM              084670108    14597      110 SH       Sole                      110
Canadian Natural Resources Lim COM              136385101     9237   300000 SH       Sole                   300000
Celgene Corporation            COM              151020104    11460   150000 SH       Sole                   150000
Central Securities Corporation COM              155123102      769    38102 SH       Sole                    38102
Cisco Systems, Inc.            COM              17275R102    18331   960000 SH       Sole                   960000
Costco Wholesale Corporation   COM              22160K105    39513   394500 SH       Sole                   394500
Cytokinetics, Incorporated     COM              23282W100      417   500000 SH       Sole                   500000
Dell Inc.                      COM              24702R101     5470   555000 SH       Sole                   555000
Devon Energy Corporation       COM              25179M103     7869   130062 SH       Sole                   130062
Diageo plc ADR                 COM              25243Q205    39456   350000 SH       Sole                   350000
EMC Corporation                COM              268648102     8181   300000 SH       Sole                   300000
Epoch Holding Corporation      COM              29428R103    38500  1666667 SH       Sole                  1666667
EverBank Financial Corp.       COM              29977G102     4131   300000 SH       Sole                   300000
Everest Re Group, Ltd.         COM              G3223R108    25670   240000 SH       Sole                   240000
Ford Motor Company With Rights COM              345370860    12464  1264063 SH       Sole                  1264063
Freeport-McMoRan Copper & Gold COM              35671D857     7916   200000 SH       Sole                   200000
Gilead Sciences, Inc.          COM              375558103    14215   214300 SH       Sole                   214300
Halliburton Company            COM              406216101    25268   750000 SH       Sole                   750000
Idenix Pharmaceuticals, Inc.   COM              45166R204     1689   370414 SH       Sole                   370414
International Game Technology  COM              459902102     9818   750000 SH       Sole                   750000
JPMorgan Chase & Co.           COM              46625H100    21050   520000 SH       Sole                   520000
JPMorgan Chase & Co. Call Warr COM              46634E114     2315   225000 SH       Sole                   225000
Kohl's Corporation             COM              500255104    11988   234050 SH       Sole                   234050
M&T Bank Corporation           COM              55261F104    10468   110000 SH       Sole                   110000
MetLife, Inc.                  COM              59156R108    12061   350000 SH       Sole                   350000
Microsoft Corporation          COM              594918104    23659   795000 SH       Sole                   795000
Nelnet, Inc.                   COM              64031N108    15562   655500 SH       Sole                   655500
Nucor Corporation              COM              670346105     7652   200000 SH       Sole                   200000
Owens Corning Inc.             COM              690742101    11376   340000 SH       Sole                   340000
PartnerRe Ltd.                 COM              G6852T105    20427   275000 SH       Sole                   275000
PepsiCo, Inc.                  COM              713448108    17763   250991 SH       Sole                   250991
Pfizer Inc.                    COM              717081103    18782   755808 SH       Sole                   755808
Platinum Underwriters Holdings COM              G7127P100    17165   420000 SH       Sole                   420000
QUALCOMM Incorporated          COM              747525103    43729   700000 SH       Sole                   700000
Republic Services, Inc.        COM              760759100    26330   957100 SH       Sole                   957100
Royce Value Trust, Inc.        COM              780910105     2102   160824 SH       Sole                   160824
Target Corporation             COM              87612E106    29196   460000 SH       Sole                   460000
Teradata Corporation           COM              88076W103     7541   100000 SH       Sole                   100000
The Manitowoc Company, Inc.    COM              563571108    12006   900000 SH       Sole                   900000
The TJX Companies, Inc.        COM              872540109    69186  1544668 SH       Sole                  1544668
Towers Watson & Co. Class A    COM              891894107    12785   240998 SH       Sole                   240998
United Technologies Corporatio COM              913017109    25444   325000 SH       Sole                   325000
Visteon Corporation            COM              92839U206    14682   330211 SH       Sole                   330211
Vodafone Group Plc ADR         COM              92857W209    11203   393100 SH       Sole                   393100
Waste Management, Inc.         COM              94106L109    20210   630000 SH       Sole                   630000
Weatherford International Ltd. COM              H27013103    25994  2050000 SH       Sole                  2050000